Guarantor and Non-Guarantor Supplemental Financial Information (Narrative) (Detail)	0 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 13, 2013	May 31, 2013	Nov. 16, 2012	Sep. 30, 2014	Nov. 16, 2012	Dec. 31, 2013	Dec. 31, 2012
Senior Secured Notes [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Debt instrument maturity year			Dec. 01, 2019
Senior Notes [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Debt instrument maturity year		Dec. 01, 2020	Dec. 01, 2020
6.375% Senior Secured Notes Due 2019 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Debt instrument maturity year			Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019
8.75% Senior Notes Due 2020 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Debt instrument maturity year	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020	Dec. 01, 2020